Cover	6 Months Ended
May 31, 2020
Cover [Abstract]
Entity Registrant Name	Agentix Corp.
Entity Central Index Key	0001603345
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false